Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Cash Flow from Operating Activities:
Net income		$ 479,446	[1]	$ 354,396	[1]	$ 436,826
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization		205,772		211,224		214,885
Equity-based compensation expense		38,550		47,476		44,539
Deferred income taxes		(13,950)		25,098		6,551
Excess tax benefit from equity-based compensation						(4,666)
Loss from short-term interest-bearing investments		737		1,324		9
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net		6,589		(66,451)		(41,075)
Prepaid expenses and other current assets		25,907		(18,736)		11,002
Other noncurrent assets		(1,635)		9,674		(52,667)
Accounts payable, accrued expenses and accrued personnel		(60,042)		25,348		72,049
Deferred revenue		(37,855)		7,650		(50,230)
Income taxes payable, net		6,025		(31,036)		(15,145)
Other noncurrent liabilities		6,833		(8,718)		14,034
Net cash provided by operating activities		656,377		557,249		636,112
Cash Flow from Investing Activities:
Purchase of property and equipment, net	[2]	(128,086)		(231,146)		(133,392)
Proceeds from sale of short-term interest-bearing investments		101,287		303,090		278,066
Purchase of short-term interest-bearing investments				(76,037)		(281,983)
Net cash paid for acquisitions		(60,572)		(355,142)		(18,064)
Other		615		(3,157)		(29,940)
Net cash used in investing activities		(86,756)		(362,392)		(185,313)
Cash Flow from Financing Activities:
Borrowings under financing arrangements				120,000		200,000
Payments under financing arrangements				(120,000)		(400,000)
Repurchase of shares		(398,057)		(419,228)		(340,597)
Proceeds from employee stock option exercises		41,483		81,280		87,586
Payments of dividends		(147,616)		(134,292)		(121,503)
Investment by noncontrolling interests, net	[2]	(4,776)		47,013
Payment of contingent consideration from a business acquisition		(7,470)
Excess tax benefit from equity-based compensation and other		(336)		(458)		4,666
Net cash used in financing activities		(516,772)		(425,685)		(569,848)
Net increase (decrease) in cash and cash equivalents		52,849		(230,828)		(119,049)
Cash and cash equivalents at beginning of year		418,783		649,611		768,660
Cash and cash equivalents at end of year		471,632		418,783		649,611
Cash paid for:
Income taxes, net of refunds		75,790		55,938		67,544
Interest	[3]	$ 7,348		$ 2,009		$ 1,145

[1]	In fiscal years 2019 and 2018, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.
[2]	The amounts under “Purchase of property and equipment, net”, include proceeds of $9,676 relating to refund of betterment levy for the year ended September 30, 2019 ($4,776 of which was a refund to the noncontrolling interest), proceeds from sale of property and equipment of $151, $459 and $57 for the year ended September 30, 2019, 2018 and 2017, respectively.
[3]	The amounts under “Interest”, include payments of interest to financial institution, tax authorities and other.